RELATED PARTIES (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Assets
Cash and equivalents	$ 22,336,838	$ 7,485.5	$ 22,193,004	$ 7,437.3		$ 22,284,977	$ 17,269,760
Other assets	519,771	174.2	589,415
Liabilities
Deposits	154,885,224	51,905.2	143,887,055
Financial obligations	45,276,036	15,172.9	45,516,281
Other liabilities	6,235,466	$ 2,089.6	5,957,192
Sarmiento Angulo and relatives [Member]
Assets
Cash and equivalents	0		0
Financial assets in investments	0		0
Financial assets in credit operations	3,066		3,897
Accounts receivable	11		3
Other assets	0		0
Liabilities
Deposits	21,257		100,787
Accounts payable	103		73
Financial obligations	4		3
Other liabilities	0		0
Key management personnel of entity or parent [member]
Assets
Cash and equivalents	0		0
Financial assets in investments	0		0
Financial assets in credit operations	10,665		9,520
Accounts receivable	33		28
Other assets	0		1
Liabilities
Deposits	20,192		39,431
Accounts payable	700		582
Financial obligations	10		308
Other liabilities	4		0
Associates [member]
Assets
Cash and equivalents	11
Financial assets in investments	910,310		157,427
Financial assets in credit operations	1,492,067		1,809,972
Accounts receivable	59,588		157,725
Other assets	156,636		41,168
Liabilities
Deposits	2,535,339		2,610,620
Accounts payable	15,353		16,215
Financial obligations	16,435		9,445
Other liabilities	7,424		1,984
Entities controlled by individuals [Member]
Assets
Cash and equivalents	0		0
Financial assets in investments	1,249		0
Financial assets in credit operations	1,301,697		1,276,534
Accounts receivable	4,421		8,781
Other assets	3,661		30,068
Liabilities
Deposits	1,566,160		446,802
Accounts payable	322,275		641,363
Financial obligations	1,249		0
Other liabilities	49		3,982
Entities with joint control or significant influence over entity [member]
Assets
Cash and equivalents	67		0
Financial assets in investments	0		0
Financial assets in credit operations	3,385		24,695
Accounts receivable	0		125,532
Other assets	18		0
Liabilities
Deposits	1,275		588
Accounts payable	18,671		37,831
Financial obligations	0		0
Other liabilities	$ 0		$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.